INCOME TAXES (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Domestic income (loss)	$ (12,643)	$ 52,254	$ 52,158
Foreign income (loss)	12,254	17,830	(315)
Income (loss) before taxes on income	$ (389)	$ 70,084	$ 51,843